Long-Term Borrowings (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Long-Term Borrowings (Details) [Line Items]
Due date	January 2024
Commercial Bank [Member]
Long-Term Borrowings (Details) [Line Items]
Loan agreement		¥ 8,780
Interest rate		6.19%